                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV 89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  February 10, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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Navellier Fund Management, Inc.
FORM 13F
December 31, 1999

                                                                                                                Voting Authority
                                                                                                                ----------------
                                                     Value     Shares/  Sh/    Put/   Invstmt
Name of Issuer            Title of class  CUSIP      (x$1000)  Prn Amt  Prn    Call   Dscretn   Managers     Sole    Shared    None
------------------------  --------------  -----      --------  -------  ---    ----   -------   --------     ----    ------    ----
4Front Technologies Inc.  COM             351042106       963    72000   SH           Sole                   72000
Adaptec Inc.              COM             00651F108     14758   295900   SH           Sole                  295900
Adobe Systems             COM             00724F101     16638   247400   SH           Sole                  247400
Advanced Fiber            COM             00754A105      9831   220000   SH           Sole                  220000
Alpha Inds Inc.           COM             020753109     10775   188000   SH           Sole                  188000
Andrx Corp.               COM             034551101      1164    27500   SH           Sole                   27500
Antec Corporation         COM             03664P105      6205   170000   SH           Sole                  170000
Applied Micro Circuits    COM             03822W109     29700   233400   SH           Sole                  233400
Arthrocare Corp           COM             043136100      6539   107200   SH           Sole                  107200
BroadVision Inc.          COM             111412102     42907   252300   SH           Sole                  252300
Catalina Marketing Corp.  COM             148867104     10290    88900   SH           Sole                   88900
Commscope Inc.            COM             203372107      9163   227300   SH           Sole                  227300
Concord Camera Corp.      COM             206156101      2275   100000   SH           Sole                  100000
DII Group Inc.            COM             232949107     16564   233400   SH           Sole                  233400
Electronics for Imaging   COM             286082102     14642   251900   SH           Sole                  251900
Emulex Corp.              COM             292475209     14782   131400   SH           Sole                  131400
Gemstar Internl.          COM             G3788V106     24453   343200   SH           Sole                  343200
Harmonic Inc.             COM             413160102     25197   265400   SH           Sole                  265400
Helix Technology          COM             423319102     11262   251300   SH           Sole                  251300
In Focus Systems Inc.     COM             452919103      7443   321000   SH           Sole                  321000
Kemet Corp                COM             488360108     14591   323800   SH           Sole                  323800
Macromedia                COM             556100105     16570   226600   SH           Sole                  226600
Medimmune Inc.            COM             584699102     18047   108800   SH           Sole                  108800
Mercury Interactive Corp  COM             589405109     15554   144100   SH           Sole                  144100
MiniMed Inc.              COM             60365K108      9720   132700   SH           Sole                  132700
Mobile Mini Inc.          COM             60740F105      3709   172500   SH           Sole                  172500
Nur Macroprinters Ltd.    COM             M75165106      4410   389800   SH           Sole                  389800
PDS Financial Corp        COM             69329T105       286   169355   SH           Sole                  169355
Power Integrations Inc.   COM             739276103     19592   408700   SH           Sole                  408700
Power Wave Tech.          COM             739363109     14477   248000   SH           Sole                  248000
QLogic Corp               COM             747277101     23214   145200   SH           Sole                  145200
RF Micro Devices Inc.     COM             749941100      7556   110400   SH           Sole                  110400
Sandisk Corp              COM             80004C101     15746   163600   SH           Sole                  163600
Scientific Atlanta        COM             808655104     10393   186000   SH           Sole                  186000
Semtech                   COM             816850101     18770   360100   SH           Sole                  360100
Siebel Systems Inc.       COM             826170102     19538   232600   SH           Sole                  232600
Three-Five Systems        COM             88554L108      4241   103440   SH           Sole                  103440
Tiffany & Co.             COM             886547108     14682   164500   SH           Sole                  164500
Titan Corp.               COM             888266103      6444   136200   SH           Sole                  136200
TriQuint Semiconductor    COM             89674K103     17466   157000   SH           Sole                  157000
VISX Inc.                 COM             92844S105      8218   158800   SH           Sole                  158800
Valassis Comm.            COM             918866104     12143   287400   SH           Sole                  287400
Western Wireless Corp     COM             95988E204     22019   329875   SH           Sole                  329875
43 DATA RECORDS                                        572937            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED